Acquisition of Xcite Interactive, Inc. (Details) - USD ($)		6 Months Ended
	Jun. 03, 2021	Jun. 30, 2022
Disclosure of deferred acquisition costs arising from insurance contracts [text block] [Abstract]
Summary of acquisition description	the Company closed its acquisition of all the issued and outstanding common shares of Xcite Interactive Inc. (Xcite) in exchange for common shares of the Company. Pursuant to the terms of the acquisition, the Company acquired all the issued and outstanding Xcite common shares in consideration for the issuance of 0.3510 of a common shares of the Company for each Xcite common share. The Company issued a total of 1,506,903 common shares with a fair value of $10.7 million, based on the June 3, 2021 closing share price of $6.76. The Company issued an additional 43,746 shares on July 26, 2021, related to the Payment Protection Program (PPP) loan escrow account that was included in the Xcite debt at the time of the acquisition. The Company is also committed to issue an additional 443,646 shares of common stock (380,710 shares as of June 30, 2022) to Xcite 15 months after the close date if certain achievements are met. In addition, $109,360 of cash was awarded to non-accredited investors of Xcite on June 3, 2021, and additional $2,865 on July 26, 2021.
Contributed revenues		$ 560,431